Note 17 - Stock-based Compensation Plans	12 Months Ended
Jan. 31, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
Note
17
- Stock-Based Compensation Plans

Total estimated stock-based compensation expense recognized in our consolidated statement of operations was as follows:

Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019
Cost of revenues	319	220	160
Sales and marketing	896	706	436
Research and development	404	281	184
General and administrative	4,694	3,702	2,930
Effect on net income	6,313	4,909	3,710

Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may
result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for
$0.7
million (
$0.7
million at
January 31, 2020)
recognized in the United States. The tax benefit realized in connection with stock options exercised during
2021,
2020
and
2019
was nominal,
$0.1
million and
$0.2
million, respectively.

Stock Options

As of
January 31, 2021,
we had
1,147,720
stock options granted and outstanding under our shareholder-approved stock option plan and
3,303,444
remained available for grant.

As of
January 31, 2021,
$5.1
million of total unrecognized compensation costs, net of forfeitures, related to non-vested stock option awards is expected to be recognized over a weighted average period of
2.7
years. The total fair value of stock options vested during
2021
was
$2.3
million.

The total number of options granted during the years ended
January 31, 2021,
2020
and
2019
was
381,859,
367,173
and
272,144,
respectively. The weighted average grant-date fair value of options granted during the years ended
January 31, 2021,
2020
and
2019
was
$10.19,
$8.99
and
$7.10
per option, respectively.

The weighted-average assumptions were as follows:

Year Ended	January 31, 2021	January 31, 2020	January 31, 2019
Expected dividend yield (%)	-	-	-
Expected volatility (%)	26.4	23.5	23.6
Risk-free rate (%)	0.7	1.4	2.0
Expected option life (years)	5	5	5

A summary of option activity under all of our plans is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2019	879,338	$21.41	4.7	$8.7
Granted	367,173	$38.06
Exercised	(94,970)	$15.62
Forfeited	(23,719)	$31.93
Balance at January 31, 2020	1,127,822	$26.82	4.6	$20.2
Granted	381,859	$41.51
Exercised	(338,342)	$18.43
Forfeited	(23,619)	$33.88
Balance at January 31, 2021	1,147,720	$33.77	4.9	$28.1

Vested or expected to vest at January 31, 2021	1,147,720	$33.77	4.9	$28.1

Exercisable at January 31, 2021	646,065	$29.52	4.3	$18.6

The total intrinsic value of options exercised during the years ended
January 31, 2021,
2020
and
2019
was approximately
$10.8
million,
$2.0
million and
$0.8
million, respectively.

Options outstanding and options exercisable as at
January 31, 2021
by range of exercise price are as follows:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$11.32	–	$22.34	$21.06	220,559	2.9	$21.01	203,459
$25.65	–	$27.23	$27.22	217,381	4.2	$27.23	186,707
$37.66	–	$39.30	$38.09	636,869	5.7	$37.96	255,899
$49.04	–	$55.04	$54.11	72,911	6.7	-	-
			$33.77	1,147,720	4.9	$29.52	646,065

A summary of the status of our unvested stock options
under our shareholder-approved stock option plan
as of
January 31, 2021
is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Grant-Date Fair Value per Share
Balance at January 31, 2019	325,218	$6.18
Granted	367,173	$8.99
Vested	(259,269)	$6.96
Forfeited	(23,469)	$7.69
Balance at January 31, 2020	409,653	$8.03
Granted	381,859	$10.19
Vested	(266,238)	$8.19
Forfeited	(23,619)	$4.87
Balance at January 31, 2021	501,655	$9.52

Performance Share Units

A summary of PSU activity is as follows:

	Number of PSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2019	530,383	$18.02	5.5	$16.6
Granted	53,729	$53.65
Performance units issued	45,762	$23.24
Balance at January 31, 2020	629,874	$21.19	5.0	$28.2
Granted	85,334	$54.24
Performance units issued	40,665	$29.08
Balance at January 31, 2021	755,873	$25.17	4.7	$44.0

Vested or expected to vest at January 31, 2021	755,873	$25.17	4.7	$44.0

Exercisable at January 31, 2021	562,459	$17.21	3.5	$32.8

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on
January 31, 2021)
that would have been received by PSU holders if all PSUs had been vested on
January 31, 2021.

As of
January 31, 2021,
$4.9
million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of
1.2
years. The total fair value of PSUs vested during
2021
was
$1.2
million.

Restricted Share Units

A summary of RSU activity is as follows:

	Number of RSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2019	337,066	$14.42	5.6	$10.6
Granted	37,611	$38.04
Balance at January 31, 2020	374,677	$16.57	5.0	$16.8
Granted	57,518	$43.25
Balance at January 31, 2021	432,195	$19.98	4.7	$25.2

Vested or expected to vest at January 31, 2021	432,195	$19.98	4.7	$25.2

Exercisable at January 31, 2021	375,845	$16.50	4.1	$21.9

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on
January 31, 2021)
that would have been received by RSU holders if all RSUs had been vested on
January 31, 2021.

As of
January 31, 2021,
$2.5
million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of
1.8
years. The total fair value of RSUs vested during
2021
was
$1.4
million.

Deferred Share Unit Plan

As at
January 31, 2021,
the total number of DSUs held by participating directors was
226,525
(
251,422
at
January 31, 2020),
representing an aggregate accrued liability of
$13.8
million (
$11.3
million at
January 31, 2020).
During
2021,
23,369
DSUs were granted and
48,266
DSUs were redeemed and settled in cash. As at
January 31, 2021,
the unrecognized aggregate liability for the unvested DSUs was nil
(
nil
at
January 31, 2020).
The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to DSUs recognized in our consolidated statements of operations was approximately
$4.6
million,
$5.0
million and
$2.2
million for the years ended
January 31, 2021,
2020
and
2019,
respectively.

Cash-Settled Restricted Share Unit Plan

A summary of activity under our CRSU plan is as follows:

	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2019	45,063	1.6
Granted	30,086
Vested and settled in cash	(32,422)
Balance at January 31, 2020	42,727	1.6
Granted	26,629
Vested and settled in cash	(30,340)
Forfeited	(248)
Balance at January 31, 2021	38,628	1.5

Non-vested at January 31, 2021	38,628	1.5

We recognize the compensation cost of the CRSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of
$0.9
million at
January 31, 2021 (
$0.8
million at
January 31, 2020).
As at
January 31, 2021,
the unrecognized aggregate liability for the unvested CRSUs was
$1.5
million (
$1.1
million at
January 31, 2020).
The fair value of the CRSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to CRSUs recognized in our consolidated statements of operations was approximately
$1.1
million,
$0.9
million and
$0.8
million for the years ended
January 31, 2021,
2020
and
2019,
respectively.